Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2015
Short-Term Borrowings

Short-term borrowings as of March 31, 2014 and March 31, 2015 were comprised of the following:

	As of,
	March 31, 2014		March 31, 2015		March 31, 2015
	(In millions)
Borrowed in the call market	Rs.	13,937.3	Rs.	14,851.7	US$	238.3
Term borrowings from institutions/banks		49,550.0		80,002.8		1,284.0
Foreign currency borrowings		83,313.8		119,337.4		1,915.2
Bills rediscounted		3,974.4		0		0

Total	Rs.	150,775.5	Rs.	214,191.9	US$	3,437.5

Total borrowings outstanding:

Maximum amount outstanding	Rs.	383,190.9	Rs.	276,731.0	US$	4,441.2

Average amount outstanding	Rs.	213,031.8	Rs.	143,975.8	US$	2,310.6

Weighted average interest rate		3.3%		3.0%		3.0%